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                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                         SUPPLEMENT DATED MAY 1, 2011
                                      TO
                PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:

The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:



          AIM VARIABLE INSURANCE FUNDS
          (INVESCO VARIABLE
          INSURANCE FUNDS) --            METROPOLITAN SERIES FUND, INC.
          SERIES I                       -- CLASS A
          Invesco V.I.                   BlackRock Money Market
           Diversified Income Fund        Portfolio
                                         Western Asset
                                         Management U.S.
                                         Government Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:

The current investment choices available under your Contract include 1 Fixed Account and the 4 Investment Funds listed below:



          AIM VARIABLE INSURANCE FUNDS
          (INVESCO VARIABLE
          INSURANCE FUNDS) --            METROPOLITAN SERIES FUND, INC.
          SERIES I                       -- CLASS A
          Invesco V.I.                   BlackRock Legacy Large
           International Growth           Cap Growth Portfolio
           Fund


          MET INVESTORS SERIES TRUST
          -- CLASS A
          Pioneer Fund Portfolio
          RCM Technology Portfolio

Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:

                 Separate Account Annual Expenses
                  (as a percentage of accumulated value)
                  Mortality and expense risk charge/1/... 1.25%
                  Administrative Expense Charge.......... 0.15%
                                                          ----
                  Total Separate Account Annual Expenses. 1.40%


                                       1                      SUPP-GA28&29-2011

-----------
/1/ For General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class A and for the Division investing in the Pioneer Fund Portfolio -- Class A; and 1.20% for the Division investing in the RCM Technology Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2010

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-449-6447.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                                                                           NET
                                            DISTRIBUTION            ACQUIRED    TOTAL   CONTRACTUAL FEE   TOTAL
                                               AND/OR               FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
INVESTMENT FUND                    FEE          FEES       EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
---------------                 ---------- --------------- -------- --------- --------- --------------- ---------
AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I
 Invesco V.I. Diversified          0.60%         --          0.76%     --       1.36%        0.61%        0.75%/1/
   Income Fund.................
 Invesco V.I. International        0.71%         --          0.33%     --       1.04%        --           1.04%
   Growth Fund.................
MET INVESTORS SERIES TRUST
  -- CLASS A
 Pioneer Fund Portfolio........    0.64%         --          0.05%     --       0.69%        0.02%        0.67%/2/
 RCM Technology                    0.88%         --          0.09%     --       0.97%        --           0.97%
   Portfolio...................
METROPOLITAN SERIES FUND, INC.
  -- CLASS A
 BlackRock Legacy Large Cap
   Growth Portfolio............    0.73%         --          0.04%     --       0.77%        0.02%        0.75%/3/
 BlackRock Money Market
   Portfolio...................    0.32%         --          0.02%     --       0.34%        0.01%        0.33%/4/
 Western Asset Management
   U.S. Government
   Portfolio...................    0.47%         --          0.03%     --       0.50%        0.01%        0.49%/5/

Acquired Fund Fees and Expense are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

Net Total Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
-----------
/1/ The Fund's adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit net total annual fund operating expenses (excluding
    (i) interest; (ii) taxes; (iii) dividend expense on short sales;
    (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.75% of average daily net assets.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over

  $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).......................  0.34%   1.36%

INVESTMENT OPTIONS

INVESTMENT FUND                         INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
---------------                         -------------------------------------  ------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES
  I
  Invesco V.I. Diversified Income Fund  Seeks total return comprised of        Invesco Advisers, Inc.
                                        current income and capital
                                        appreciation.

  Invesco V.I. International Growth     Seeks long-term growth of capital.     Invesco Advisers, Inc.
   Fund

MET INVESTORS SERIES TRUST -- CLASS A
  Pioneer Fund Portfolio                Seeks reasonable income and capital    MetLife Advisers, LLC
                                        growth.                                Subadviser: Pioneer Investment
                                                                               Management, Inc.

  RCM Technology Portfolio              Seeks capital appreciation; no         MetLife Advisers, LLC
                                        consideration is given to income.      Subadviser: RCM Capital
                                                                               Management LLC

METROPOLITAN SERIES FUND, INC. --
  CLASS A
  BlackRock Legacy Large Cap Growth     Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio                                                                   Subadviser: BlackRock
                                                                               Advisors, LLC

  BlackRock Money Market Portfolio      Seeks a high level of current income   MetLife Advisers, LLC
                                        consistent with preservation of        Subadviser: BlackRock
                                        capital.                               Advisors, LLC

  Western Asset Management U.S.         Seeks to maximize total return         MetLife Advisers, LLC
   Government Portfolio                 consistent with preservation of        Subadviser: Western Asset
                                        capital and maintenance of liquidity.  Management Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

HIGHLIGHTS

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

A surrender charge may be assessed if prior purchase payments, within 6 complete years measured from the date the purchase payment is received by us, are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

In addition, we may not assess the surrender charge on required minimum distributions from qualified contracts in order to satisfy federal income tax rules or to avoid required federal tax income penalties. This exception only applies to amounts required to be distributed from this Contract.

INVESTMENT OPTIONS, ACCESS TO YOU MONEY AND DEATH BENEFITS

If we are presented in good order with notification of your death before any transaction is completed (including dollar cost averaging programs, personal portfolio rebalancing program, interest sweep option program, and systematic withdrawal plans), we may cancel the request.

INQUIRIES. Additional Purchase Payments may be sent to the address provided in any correspondence we send you.

FEDERAL TAX MATTERS

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS. If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS. The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900              (800) 848-3854
             Irvine, CA 92614


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